Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

(2) Going concern

The Company’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

The Company has sustained a net loss since inception and does not have sufficient revenues and income to fully fund the operations. Because of the significance of these events, the Company may not be able to meet its recurring business obligations, and it further raises substantial doubt about the Company’s ability to continue as a going concern. As a result, the Company has relied on loans from stockholders and others as well as stock sales to fund its activities to date. For the three months ended March 31, 2021, the Company had a net loss of $1,348,155. At March 31, 2021, the Company had an accumulated deficit of $9,304,155 and a working capital deficit of $2,735,874. The Company anticipates that it will continue to incur losses in future periods until the Company is successful in significantly increasing its revenues, if ever, particularly in light of the adverse impact of the Covid-19 pandemic on its Company’s operations. The Company plans to mitigate significant events which currently preclude it from continuing as a going concern by raising funds in this Offering and generating positive free cashflow from ongoing business operations. There are no assurances that the Company will be able to raise its revenues to a level which supports profitable operations and provides sufficient funds to pay its obligations. If the Company is unable to meet those obligations or to complete this Offering, the Company’s existing business and operations will be in jeopardy. The Company could be forced to cease its operations. The Company’s management has concluded that there is substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that may result from the outcome of this uncertainty.

(2) Going concern

The Company’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

The Company has sustained a net loss since inception and does not have sufficient revenues and income to fully fund the operations. Because of the significance of these events, the Company may not be able to meet its recurring business obligations, and it further raises substantial doubt about the Company’s ability to continue as a going concern. As a result, the Company has relied on loans from stockholders and others as well as stock sales to fund its activities to date. For the year ended December 31, 2020, the Company had a net loss of $7,254,006. At December 31, 2020, the Company had an accumulated deficit of $7,956,000 and a working capital deficit of $2,459,829 The Company anticipates that it will continue to incur losses in future periods until the Company is successful in significantly increasing its revenues, if ever, particularly in light of the adverse impact of the Covid-19 pandemic on its Company’s operations. The Company plans to mitigate significant events which currently preclude it from continuing as a going concern by raising funds in this Offering and generating positive free cashflow from ongoing business operations. There are no assurances that the Company will be able to raise its revenues to a level which supports profitable operations and provides sufficient funds to pay its obligations. If the Company is unable to meet those obligations or to complete this Offering, the Company’s existing business and operations will be in jeopardy. The Company could be forced to cease its operations. The Company’s management has concluded that there is substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that may result from the outcome of this uncertainty.